Risk Management_Maturity analysis of Offbalance accounts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for off balance sheet item [Abstract]
Guarantees	₩ 11,809,456	₩ 12,618,917
Loan commitments	112,088,680	103,651,674
Other commitments	₩ 4,912,690	₩ 3,411,334